Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2021	2020	2019
Salaries, benefits and inherent	$235,345	$317,776	$320,827
Pensions – defined benefit plans	17,790	23,623	22,873
	$253,135	$341,399	$343,700

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2021	2020
Long-term:
Pensions and seniority premium	$86,695	$136,832
Termination of employment	15,680	13,365
	$102,375	$150,197

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2021		2020
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$(21,158)	$3,907	$4,541	$1,727
Interest cost	12,371	770	11,892	867
Net cost for the period	$(8,787)	$4,677	$16,433	$2,594

Reserve for Pensions and Seniority Premiums
At December 31, 2021 and 2020, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2021		2020
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$87,820	$15,680	$139,763	$13,365
Plan assets	(1,125)	-	(2,931)	-
Total reserve	$86,695	$15,680	$136,832	$13,365

Defined Benefit Obligation
As of December 31, 2021, and 2020, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2021		2020
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$139,763	$13,365	$144,044	$10,467
Current service cost	(21,158)	3,907	4,541	1,727
Interest cost	12,371	770	11,892	867
Benefits paid	(3,878)	(1,905)	(2,072)	(70)
Benefits paid from plan assets	(6,044)	-	(7,315)	-
Miscellaneous	(33,234)	(457)	(11,327)	374
Past service cost	$87,820	$15,680	$139,763	$13,365

The plan assets as of December 31, 2021 and 2020 are comprised as follows:

	2021	2020
Value of the fund at beginning of year	$2,931	$3,030
Expected return on assets	(2,026)	(356)
Plan contributions	5,783	7,315
Benefits paid	(5,783)	(7,315)
Interests on plan assets	220	257
Miscellaneous	$1,125	$2,931

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2021 and 2020 are as follows:

	2021	2020
Reserve for obligations at the beginning of the period	$150,197	$151,481
Cost for the period	(4,110)	19,027
Interest income	(220)	(257)
Contributions to the plan	(6,044)	(7,315)
Benefits paid on pension plan	(5,783)	(2,142)
Miscellaneous	2,026	356
Actuarial gain or losses	(33,691)	(10,953)
Reserve for obligations at the end of the period	$102,375	$150,197

The significant actuarial assumptions used for the valuation are:

	2021	2020
Discount rate	7.50%	7.50%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	14.50	16.10

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2021:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(1,909)	$2,268

Salary increase rate
Increase (decrease) in the defined benefits obligation	$976	$(1,389)

	One year Increase	One year Decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$1,993	$(2,169)